Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Operating costs and expenses:
General and administrative expenses	$ (1,259,989)	¥ (8,549,154)	¥ (4,967,529)	¥ (775,077)
Interest income, net	(540,145)	(3,664,937)	194,516	(56,424)
Loss on extinguishment of convertible notes	20,552	139,447	(7,174,958)
Changes in fair value of derivative liabilities	631,627	4,285,653	(1,031,558)
Changes in fair value of warrant liabilities	249,204	1,690,872	1,952,081	8,996,341
Share of (loss) profit of subsidiaries	507,372	3,442,569	(50,992,151)	5,086,913
Net (Loss) Income	(391,380)	(2,655,550)	(62,019,599)	13,251,753
Other comprehensive income (loss)
Foreign currency translation adjustments	(435,268)	(2,953,339)	(655,869)	(233,990)
Comprehensive (loss) income	$ (826,648)	¥ (5,608,889)	¥ (62,675,468)	¥ 13,017,763